BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Compute Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022
Class A common stock
Numerator:
Allocation of net income (loss) - basic		$ 1,816,465	$ 118,285			$ 1,934,749
Allocation of net income (loss) - diluted		$ 1,816,465	$ 118,285			$ 1,934,749
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average ordinary shares outstanding		13,800,000	13,800,000			13,800,000
Diluted weighted average common shares outstanding	0	13,800,000	13,800,000			13,800,000
Basic net income (loss) per ordinary shares		$ 0.13	$ 0.01			$ 0.14
Diluted net income per ordinary share	$ 0.00	$ 0.13	$ 0.01			$ 0.14
Class B common stock
Numerator:
Allocation of net income (loss) - basic	$ (33,039)	$ 454,116	$ 29,571	$ (19,141)	$ (52,180)	$ 483,687
Allocation of net income (loss) - diluted	$ (33,039)	$ 454,116	$ 29,571	$ (19,141)	$ (52,180)	$ 483,687
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average ordinary shares outstanding	1,363,636	3,450,000	3,450,000	3,000,000	2,681,416	3,450,000
Diluted weighted average common shares outstanding	1,363,636	3,450,000	3,450,000	3,000,000	2,681,416	3,450,000
Basic net income (loss) per ordinary shares	$ (0.02)	$ 0.13	$ 0.01	$ (0.01)	$ (0.02)	$ 0.14
Diluted net income per ordinary share	$ (0.02)	$ 0.13	$ 0.01	$ (0.01)	$ (0.02)	$ 0.14